Stockholders' Equity (Details 2) (Stock Options [Member], USD $)	12 Months Ended
Jun. 30, 2013
Options Outstanding	1,692,898
Options Exercisable	1,352,730
Range One [Member]
Option Exercise Price	$ 1.00
Options Outstanding	347,000
Options Outstanding Remaining Contractual Life (in years)	5 years 10 months 28 days
Options Exercisable	347,000
Range Two [Member]
Option Exercise Price	$ 1.02
Options Outstanding	287,000
Options Outstanding Remaining Contractual Life (in years)	7 years 29 days
Options Exercisable	287,000
Range Three [Member]
Option Exercise Price	$ 1.07
Options Outstanding	53,898
Options Outstanding Remaining Contractual Life (in years)	9 years 3 months 18 days
Options Exercisable	33,898
Range Four [Member]
Option Exercise Price	$ 1.15
Options Outstanding	278,000
Options Outstanding Remaining Contractual Life (in years)	9 years 7 months 10 days
Options Exercisable	150,000
Range Five [Member]
Option Exercise Price	$ 1.25
Options Outstanding	32,000
Options Outstanding Remaining Contractual Life (in years)	9 years 7 months 17 days
Options Exercisable	0
Range Six [Member]
Option Exercise Price	$ 1.30
Options Outstanding	263,000
Options Outstanding Remaining Contractual Life (in years)	8 years 8 months 5 days
Options Exercisable	131,500
Range Seven [Member]
Option Exercise Price	$ 1.50
Options Outstanding	380,000
Options Outstanding Remaining Contractual Life (in years)	4 years 6 months 22 days
Options Exercisable	380,000
Range Eight [Member]
Option Exercise Price	$ 1.85
Options Outstanding	24,000
Options Outstanding Remaining Contractual Life (in years)	9 years 10 months 20 days
Options Exercisable	0
Range Nine [Member]
Option Exercise Price	$ 3.00
Options Outstanding	15,000
Options Outstanding Remaining Contractual Life (in years)	7 years 6 months 14 days
Options Exercisable	12,500
Range Ten [Member]
Option Exercise Price	$ 3.05
Options Outstanding	10,000
Options Outstanding Remaining Contractual Life (in years)	7 years 7 months 13 days
Options Exercisable	8,332
Range Eleven [Member]
Option Exercise Price	$ 3.65
Options Outstanding	3,000
Options Outstanding Remaining Contractual Life (in years)	7 years 8 months 23 days
Options Exercisable	2,500